Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	BRENMILLER ENERGY LTD.
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001901215
Entity File Number	001-41402
Entity Address, Address Line One	13 Amal St. 4th Floor
Entity Address, Address Line Two	Park Afek
Entity Address, City or Town	Rosh Haayin
Entity Address, Country	IL
Entity Address, Postal Zip Code	4809249
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	BNRG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	715,852
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Avraham Brenmiller
Entity Address, Address Line One	13 Amal St. 4th Floor
Entity Address, Address Line Two	Park Afek
Entity Address, City or Town	Rosh Haayin
Entity Address, Country	IL
Entity Address, Postal Zip Code	4809249
City Area Code	972
Local Phone Number	77-693-5140